Mainland China Contribution Plan and Profit Appropriation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Employer contribution towards retirement plan	$ 1,952,480	$ 2,671,372	$ 1,952,704
Employer contribution towards benefit plan	1,968,199	2,610,731	2,036,029
Percentage of profit after tax transferred to statutory surplus reserve	10.00%
Statutory reserve balance	$ 7,674,602	$ 7,648,288
Required percentage of statutory surplus reserve fund to registered capital, maximum	50.00%